LEASE (Tables)	6 Months Ended	9 Months Ended
	Jun. 30, 2022	Sep. 30, 2022
LEASE
Summary of balances reported in the consolidated balance sheet related to the leases

	As of December 31,	As of June 30,
	2021	2022

	(HK$ in thousands)

Operating lease right-of-use assets	243,859	212,529
Operating lease liabilities	260,579	227,745

	As of December 31,	As of September 30,
	2021	2022

	(HK$ in thousands)
Operating lease right-of-use assets	243,859	200,030
Operating lease liabilities	260,579	213,276

Summary of operating lease cost reported in the consolidated statements of comprehensive (loss)/income

	Six months ended June 30,
	2021	2022

	(HK$ in thousands)

Operating lease expense	47,543	57,682

	Nine months ended September 30,
	2021	2022

	(HK$ in thousands)

Operating lease expense	77,400	87,503

Summary of undiscounted cash flows of leases to present value of operating lease payments

	As of December 31,	As of June 30,
	2021	2022

	(HK$ in thousands)
2022	102,767	54,101
2023	96,326	100,453
2024	38,306	42,159
2025	30,688	33,622
2026 and thereafter	7,455	14,403
Total undiscounted operating lease payments	275,542	244,738
Less: imputed interest	(14,963)	(16,993)
Present value of operating lease liabilities	260,579	227,745

	As of December 31,	As of September 30,
	2021	2022

	(HK$ in thousands)
2022	102,767	29,078
2023	96,326	101,988
2024	38,306	47,020
2025	30,688	37,146
2026 and thereafter	7,455	15,908
Total undiscounted operating lease payments	275,542	231,140
Less: imputed interest	(14,963)	(17,864)
Present value of operating lease liabilities	260,579	213,276